Taxation - Summary of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 9,830	$ 7,095	$ 6,773
Change in valuation allowance	5,405	2,735	322
Balance at end of the year	$ 15,235	$ 9,830	$ 7,095